Share-based compensation - Changes Stock Options (Details) - 12 months ended Dec. 31, 2023	€ / shares shares	$ / shares € / shares shares	$ / shares shares
EUR-denominated | Euro
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	47,607	47,607
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(14,768)	(14,768)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	0	0
Number of options, Outstanding, ending (in shares)	32,839	32,839
Number of options, Exercisable (in shares)	32,839	32,839	32,839
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | € / shares	€ 77.95
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | € / shares	67.80
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | € / shares	0
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | € / shares	82.52
Weighted average exercise price per ordinary share (in usd/eur per share) | € / shares	€ 82.52	€ 82.52
USD-denominated | US dollar
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, beginning (in shares)	32,138	32,138
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)	(8,175)	(8,175)
Number of options, Forfeited (in shares)	0	0
Number of option, Expired (in shares)	(1)	(1)
Number of options, Outstanding, ending (in shares)	23,962	23,962
Number of options, Exercisable (in shares)	23,962	23,962	23,962
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted average exercise price per ordinary share, Outstanding, beginning (in usd/eur per share) | $ / shares		€ 92.84
Weighted average exercise price per ordinary share, Granted (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Exercised (in usd/eur per share) | $ / shares		89.40
Weighted average exercise price per ordinary share, Forfeited (in usd/eur per share) | $ / shares		0
Weighted average exercise price per ordinary share, Expired (in usd/eur per share) | $ / shares		92.23
Weighted average exercise price per ordinary share, Outstanding, ending (in usd/eur per share) | $ / shares		€ 94.01
Weighted average exercise price per ordinary share (in usd/eur per share) | $ / shares			$ 94.01